Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 6,129,149	$ 7,179,800
Restricted cash	517,340	158,865
Accounts and notes receivable, net	7,962,897	6,979,725
Prepaid tax		93,589
Inventories, net	12,885,010	11,812,740
Prepaid expenses and other current assets	2,065,150	1,188,451
Total current assets	29,636,813	27,486,990
Non-current assets
Property, plant and equipment, net	19,435,135	19,044,954
Intangible assets, net	4,587,673	4,832,114
Long-term investments	739,280	551,628
Right-of-use assets	6,058,687	5,761,176
Deferred tax assets, net	1,677,753	1,692,802
Prepayment and other non-current assets	1,167,203	1,551,893
Total non-current assets	33,665,731	33,434,567
Total assets	63,302,544	60,921,557
Current liabilities
Short-term bank borrowings	20,518,189	18,199,806
Accounts payable	3,347,508	3,032,860
Operating lease liabilities, current	1,567,632	2,328,227
Current tax liabilities	708,389	367,902
Accrued expenses and other current liabilities	5,827,842	6,355,964
Total current liabilities	32,172,943	30,422,307
Non-current liabilities
Long-term bank borrowings	9,368,338	10,963,881
Operating lease liabilities, non-current	5,278,969	3,974,560
OET derivative liability		5,310
Warrant liabilities	7,380	4,311
Total non-current liabilities	14,654,687	14,948,062
Total liabilities	46,827,630	45,370,369
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of US$0.0001 per share; 500,000,000 shares authorized; 45,013,179 shares and 44,766,003 shares issued, and 44,946,602 shares and 44,766,003 shares outstanding as of September 30, 2026 and December 31, 2025, respectively)	4,501	4,477
Additional paid in capital	15,799,577	15,396,434
Retained earnings	2,672,415	1,566,364
Accumulated other comprehensive loss	(1,931,718)	(1,537,922)
Treasury Stock (66,577 shares and nil shares as of September 30, 2026 and December 31, 2025, respectively)	(69,861)
Total FST Corp. shareholders’ equity	16,474,914	15,429,353
Non-controlling interests		121,835
Total shareholders’ equity	16,474,914	15,551,188
Total liabilities and shareholders’ equity	63,302,544	60,921,557
Related Party
Current assets
Amounts due from a related party	77,267	73,820
Current liabilities
Amounts due to related parties	$ 203,383	$ 137,548